Significant accounting policies (Details)	6 Months Ended
Jul. 31, 2025 USD ($) shares
Accounting Policies [Abstract]
Ordinary shares subject to possible redemption, shares | shares	8,625,000
Ordinary shares subject to possible redemption, amount	$ 86,250,000
Proceeds allocated to Public Rights	(1,380,000)
Proceeds allocated to over-allotment option	104,039
Issuance of 1,500,000 common shares, no par value	(2,592,985)
Remeasurement of carrying value to redemption value	$ 4,504,618
Ordinary shares subject to possible redemption, shares | shares	8,625,000
Ordinary shares subject to possible redemption, amount	$ 86,885,672